Note 17 - Financial Instruments - Summary of Derivative Fair Values (Details) $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Warrants, fair value	$ 1,915	$ 3,332
Measurement Input, Price Volatility [Member]
Warrants, volatility	1.1
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Warrants, fair value	$ 1,915	$ 3,332
Financial Instrument Warrants [Member] | Non-Current Liabilities [Member] | Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Warrants, volatility	1.1	2.33